FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT

9.	FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT

Interest rate swap agreements

In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150.0 million was switched to a fixed rate. The contract had a forward start date of February 2019. The interest rate swap with notional debt of $150.0 million matured in the six months ended June 30, 2026.
In March 2020, the Company entered into three interest rate swaps with DNB whereby the floating interest rate on notional debt totaling $250.0 million was switched to a fixed rate. One of these interest rate swaps on notional debt of $100.0 million had a forward start date of April 2020.

The reference rate for the Company's interest rate swaps is SOFR.

The aggregate fair value of these agreements as of June 30, 2026 was an asset of $6.3 million (December 31, 2025: $9.0 million) and a liability of nil (December 31, 2025: nil). The fair value (Level 2) of the Company’s interest rate swap agreements is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the current creditworthiness of both the Company and the derivative counterparty. The estimated fair value is the present value of future cash flows. In the six months ended June 30, 2026, the Company recorded a gain on these agreements of $1.5 million (six months ended June 30, 2025: loss of $1.4 million).

The interest rate swaps are not designated as hedges and are summarized as of June 30, 2026 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	April 2020	April 2027	0.5970%
250,000

Fair Values
The carrying values and fair values of the financial assets and liabilities as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026		December 31, 2025
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable	6,267	6,267	9,025	9,025
Marketable securities	883	883	2,067	2,067
Financial assets not measured at fair value
Cash and cash equivalents	321,424	321,424	251,347	251,347
Trade and other receivables	187,589	187,589	133,997	133,997
Related party receivables	13,447	13,447	13,091	13,091
Financial liabilities not measured at fair value
Trade and other payables	180,459	180,459	143,122	143,122
Floating rate debt	2,434,842	2,480,049	3,067,745	3,119,596
Related party payables	41,615	41,615	31,064	31,064
The table below shows the levels in the fair value hierarchy of financial assets and financial liabilities as of June 30, 2026 and December 31, 2025, excluding those whose fair values approximate their respective carrying values due to their short-term nature.

(in thousands of $)	June 30, 2026 Fair Value	Level 1	Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments receivable	6,267	—	6,267
Marketable securities	883	883	—
Financial liabilities not measured at fair value
Floating rate debt	2,480,049	—	2,480,049

(in thousands of $)	December 31, 2025 Fair Value	Level 1	Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments receivable	9,025	—	9,025
Marketable securities	2,067	2,067	—
Financial liabilities not measured at fair value
Floating rate debt	3,119,596	—	3,119,596

Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1 and Level 2 fair values, as well as the significant unobservable inputs that were used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.
Marketable securities	Fair value was determined based on the quoted market prices of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.

Assets Measured at Fair Value on a Recurring Basis
The fair value (Level 2) of interest rate swaps is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the end of the reporting period, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the credit worthiness of both the Company and the derivative counterparty.

Marketable securities are listed equity securities for which the fair value is the aggregate market value based on quoted market prices (Level 1).

There were no transfers between these levels in 2026.

Financial risk management

In the course of its normal business, the Company is exposed to the following risks:
•Credit risk,
•Liquidity risk, and
•Market risk (interest rate risk, foreign currency risk).

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company's risk management framework.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations if they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due. The Company has entered into several loan facilities whose maturities are spread over different years (see Note 8).

The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at June 30, 2026
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 6 years	Between 6 and 10 years
Non derivative financial liabilities
Floating rate debt	2,434,842	2,460,423	246,285	748,007	953,891	512,240
Interest on floating rate debt	—	474,709	122,599	191,016	123,922	37,172
Trade and other payables	180,459	180,459	180,459	—	—	—

The Company has secured bank loans that contain loan covenants. A future breach of covenant may require the Company to repay the loan earlier than indicated in the above table. For more details on these covenants, see Note 8.

The carrying values of floating rate debt include accrued interest as of the reporting date. The interest on floating rate debt is based on the SOFR spot rate as of June 30, 2026. It is not expected that the cash flows included in the table above (the maturity analysis) could occur significantly earlier, or at significantly different amounts than stated above, except for the interest on floating rate debt as a result of changes in the SOFR spot rate.

Capital management

We operate in a capital-intensive industry and have historically financed our purchase of tankers and other capital expenditures through a combination of cash generated from operations, equity capital and borrowings from commercial banks. Our ability to generate adequate cash flows on a short and medium term basis depends substantially on the trading performance of our vessels in the market. Our funding and treasury activities are conducted within corporate policies to increase investment returns while maintaining appropriate liquidity for our requirements.

The Company’s objectives when managing capital are to:
•safeguard our ability to continue as a going concern, so that we can continue to provide returns for shareholders and benefits for other stakeholders, and
•maintain an optimal capital structure to reduce the cost of capital.

In February 2026, we declared a dividend of $1.03 per share for the three months ended December 31, 2025 which was paid in March 2026. In May 2026, we declared a dividend of $1.55 per share for the three months ended March 31, 2026 which was paid in June 2026.